FAIR VALUE MEASUREMENTS (Schedule of Fair Value of Financial Instruments) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	$ 1,967,863,000	$ 1,876,224,000
Liabilities	(679,742,000)	(587,528,000)
Financial liabilities	(551,347,000)	(457,529,000)
At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(9,340,000)	(7,578,000)
Financial assets	16,899,000	21,551,000
At fair value [member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	80,000	78,000
At fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	16,819,000	21,473,000
Financial liabilities	(9,340,000)	(7,578,000)
At fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	80,000	78,000
At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	16,819,000	21,473,000
Financial liabilities, at fair value	(9,340,000)	(7,578,000)
At fair value [member] | Foreign Exchange Forward Contracts Liability [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(270,000)
At fair value [member] | Foreign Exchange Forward Contracts Liability [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(270,000)
At fair value [member] | Foreign Exchange Forward Contracts Liability [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(270,000)
At fair value [member] | Share Units Payable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(9,259,000)	(7,308,000)
At fair value [member] | Share Units Payable [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(9,259,000)	(7,308,000)
At fair value [member] | Share Units Payable [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(9,259,000)	(7,308,000)
At fair value [member] | Metal Forward Sale and Collar Contracts Liability [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(81,000)
At fair value [member] | Metal Forward Sale and Collar Contracts Liability [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(81,000)
At fair value [member] | Metal Forward Sale and Collar Contracts Liability [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(81,000)
At fair value [member] | Investments in Equity Securities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	80,000	78,000
At fair value [member] | Investments in Equity Securities [Member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	80,000	78,000
At fair value [member] | Investments in Equity Securities [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	80,000	78,000
At fair value [member] | Trade Receivables Concentrate Sales [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	16,819,000	21,455,000
At fair value [member] | Trade Receivables Concentrate Sales [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	16,819,000	21,455,000
At fair value [member] | Trade Receivables Concentrate Sales [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	16,819,000	21,455,000
At fair value [member] | Fuel Hedge Contracts Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		18,000
At fair value [member] | Fuel Hedge Contracts Assets [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		18,000
At fair value [member] | Fuel Hedge Contracts Assets [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value		18,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	136,488,000	90,458,000
Liabilities	(411,937,000)	(346,232,000)
Financial assets	136,488,000
Financial assets, at fair value	136,488,000	90,458,000
Financial liabilities	(411,937,000)
Financial liabilities, at fair value	(205,090,000)	(127,057,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		90,458,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(346,232,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(209,344,000)	(226,138,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Payables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(100,387,000)	(72,571,000)
Financial liabilities	(100,387,000)
Financial liabilities, at fair value	(100,387,000)	(72,571,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Payables [member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(72,571,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Payroll Payable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(21,896,000)	(22,967,000)
Financial liabilities	(21,896,000)
Financial liabilities, at fair value	(21,896,000)	(22,967,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Payroll Payable [member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(22,967,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Credit Facilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(162,946,000)	(177,020,000)
Financial liabilities	(162,946,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Credit Facilities [Member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(177,020,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Credit Facilities [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(165,000,000)	(180,000,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Convertible Debentures [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(43,901,000)
Financial liabilities	(43,901,000)	(42,155,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Convertible Debentures [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(42,155,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Convertible Debentures [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(44,344,000)	(46,138,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Payables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(82,807,000)	(31,519,000)
Financial liabilities	(82,807,000)
Financial liabilities, at fair value	(82,807,000)	(31,519,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Payables [member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(31,519,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and Cash Equivalents [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	128,148,000	80,493,000
Financial assets	128,148,000
Financial assets, at fair value	128,148,000	80,493,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and Cash Equivalents [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		80,493,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Receivables Dor Sales Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	3,151,000
Financial assets	3,151,000	2,522,000
Financial assets, at fair value	3,151,000	2,522,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Receivables Dor Sales Assets [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		2,522,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Receivables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	5,189,000	7,443,000
Financial assets	5,189,000
Financial assets, at fair value	$ 5,189,000	7,443,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Receivables [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets		$ 7,443,000